Unaudited condensed consolidated statements of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Unaudited condensed consolidated statements of comprehensive income
Profit for the period from continuing operations		£ 895	£ 1,273
Exchange movements on foreign operations and net investment hedges:
Exchange movements arising during the period		95	70
Related tax		1	2
Exchange movements on foreign operations and net investment hedges		96	72
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale:
Net unrealised holding gains (losses) arising in the period		2,636	(1,392)
Deduct net gains included in the income statement on disposal and impairment		(19)	(29)
Total		2,617	(1,421)
Related change in amortisation of deferred acquisition costs		(432)	272
Related tax		(459)	241
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale		1,726	(908)
Total items that may be reclassified subsequently to profit or loss		1,822	(836)
Shareholders' share of actuarial gains and (losses) on defined benefit pension schemes:
Net actuarial (losses) gains on defined benefit pension schemes		(86)	3
Related tax		14	(1)
Total items that will not be reclassified to profit or loss		(72)	2
Other comprehensive income (loss) from continuing operations for the period, net of related tax		1,750	(834)
Total comprehensive income (loss) for the period from continuing operations		2,645	439
Profit for the period from discontinued operations	[1]	645	83
Other comprehensive income from discontinued operations		4	62
Total comprehensive income for the period from discontinued operations		649	145
Total comprehensive income (loss) for the period		3,294	584
Attributable to:
Equity holders of the Company from continuing operations		2,640	438
Equity holders of the Company from discontinued operations		649	145
Non-controlling interests from continuing operations		5	1
Total comprehensive income (loss) for the period		£ 3,294	£ 584

[1]	Profit from discontinued operations represents the post-tax profit contributed by the UK and Europe operations which are classified as held for distribution at 30 June 2019 (a line-by-line analysis of profit for the period for the discontinued UK and Europe operations is included in note D2.1).The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).